Reverse Recapitalization and Pre-Closing Financing - Narrative (Details) $ in Thousands	Jun. 13, 2025 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Goodwill and intangible assets recognized	$ 0